ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the follows:

	As of December 31,
	2016	2017

Accrued payroll and welfare	$2,848	$2,249
Other tax payable	1,366	1,314
Accrued staff disbursement	1,447	1,460
Deposit payable	266	613
Accrued professional fees	290	166
Other current liabilities	1,288	868
Payable to non-controlling interest holders	135	-
Payable to AM Advertising and its subsidiaries (i)	25,956	5,566

	$33,596	$12,236

(i)
The amounts due to AM Advertising and its subsidiaries mainly represent the concession fee payables for using concessions owned by AM Advertising and its subsidiaries, which will be settled while the MoU is effective.